Risk Management - LIBOR Discontinuity (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	$ 3,822,601	$ 14,620,557
Maximum exposure to credit risk on financial liabilities	2,688,031	10,335,608
Non-derivative financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	2,790,568	1,632,335
Maximum exposure to credit risk on financial liabilities	1,533,951	1,107,483
Credits and accounts receivable from customers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	2,790,568	1,632,335
Obligations with banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial liabilities	1,533,951	1,107,483
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	1,032,033	12,988,222
Maximum exposure to credit risk on financial liabilities	1,154,080	9,228,125
Notional amount	$ 32,537,849	$ 32,966,228